SHARE BASED COMPENSATION	6 Months Ended
Jun. 30, 2026
Share-Based Payment Arrangement [Abstract]
Share based compensation	SHARE BASED COMPENSATION
In June 2026, the Company issued 234,974 synthetic share options to members of top management and key personnel. The synthetic share options have a five-year term from June 24, 2026, with a three-year vesting period, whereby: 33% will vest after one year; 33% will vest after two years; and the remaining balance will vest after three years. The options have a strike price of $30.00 per share. The strike price will be adjusted for any distribution of dividends made before the relevant options expire. The synthetic options granted to the Chief Executive Officer and the Chief Financial Officer are subject to a cap on maximum annual gain cap equal to two times their annual base salary at the time of exercise of the synthetic options. The synthetic options will be settled in cash based on the difference between the market price of the Company’s shares and the strike price on the date of exercise, and accordingly, are have been classified as a liability.
The synthetic options have an estimated expected life of 2.5 years. The risk-free interest rate was estimated using the interest rate on three years U.S. treasury zero-coupon issues. The volatility was estimated using historical share price data. The dividend yield was estimated at 0% because the strike price is reduced by all dividends declared by the Company from the date of grant to the exercise date. It was assumed that all of the options granted will vest.
As at June 30, 2026, the Company had 356,843 outstanding non-vested synthetic share options (December 31, 2025: 182,805), with a weighted average adjusted exercise price of $26.84 per share (December 31, 2025: $22.25 per share) and a weighted average remaining contractual term of 4.6 years (December 31, 2025: 4.5 years).
As at June 30, 2026, the Company had 59,037 vested share options outstanding (December 31, 2025: 0), with a weighted average adjusted exercise price of $20.75 per share and a weighted average remaining contractual term of 4.0 years.
The synthetic share options had a fair value of $2.5 million as of June 30, 2026 (December 31, 2025: $0.9 million) and the Company recorded a liability of $0.3 million as of June 30, 2026 (December 31, 2025: $0.2 million) in the Consolidated Statements of Financial Position.
Adjusted exercise price refers to the fact that the exercise price of each option is adjusted for dividends paid since the grant date of the option in line with the Company's synthetic share option scheme.